Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration	6 Months Ended
Jul. 02, 2022
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

Note 6.Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration

The following provides further details on the condensed consolidated balance sheet accounts of accounts receivable, net and contract liabilities.

(a)	Accounts Receivable, Net of Allowance

Accounts receivable, net classified as current, consisted of the following (in thousands):

	July 2,	December 31,
	2022	2021
Trade accounts receivable	$79,633	$74,601
Contract assets	166,329	132,858
	245,962	207,459
Less: allowance for doubtful accounts	(2,827)	(5,614)
Accounts receivable, net	$243,135	$201,845

The Company is party to non-recourse financing arrangements in the ordinary course of business, under which certain receivables are settled with the customer’s bank in return for a nominal fee. Discount charges related to these arrangements, which are included within interest expense, totaled $439 thousand and $645 thousand for the three and six months ended July 2, 2022, respectively, and totaled $266 thousand and $550 thousand for the three and six months ended July 3, 2021, respectively.

Contract Assets and Liabilities

Net contract assets consisted of the following (in thousands):

	July 2,	December 31,
	2022	2021
Contract assets	$166,329	$132,858
Contract liabilities	(15,344)	(14,773)
Contract assets, net	$150,985	$118,085

Contract assets represent unbilled receivables for the estimated value of unbilled work for projects with performance obligations recognized over time. The amount of revenue recognized that was previously included in contract liabilities at the beginning of the period was $7,146 thousand and $14,362 thousand during the three-months and six months ended July 2, 2022, respectively, and was $7,381 thousand and $13,507 thousand during the three-months and six months ended July 3, 2021, respectively.

Customer Credit Concentration

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets were as follows (in thousands):

	July 2, 2022		December 31, 2021
	Amounts	% of Total	Amounts	% of Total
AT&T	$69,841	28.4%	$56,280	27.1%
Verizon	59,950	24.4%	35,756	17.2%
T-Mobile	38,249	15.6%	50,218	24.2%
Total	$168,040	68.4%	$142,254	68.5%